Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (798)		$ (681)	$ (1,284)		$ (3,358)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment in exchange for services	61		200	200		2,290
Depreciation		[1]	1		[1]
Changes in:
Other current assets	1		36	36		226
Account payables and related party	346		(170)
Related parties				35		(19)
Other accounts payables and accrued expenses				(190)		102
Net cash used in operating activities	(390)		(614)	(1,203)		(759)
Cash flows from investing activities
Purchase of fixed assets						(2)
Net cash provided by investing activities						(2)
Cash flows from financing activities
Receipt of a loan
Proceeds from issuance of common stock and warrants				1,145		896
Issuance of common stock and warrants	280		314
Advance payment on account of shares			123
Net cash provided by financing activities	280		437	1,145		896
Change in cash and cash equivalents	(110)		(177)	(58)		135
Cash and cash equivalents at the beginning of the period	230		288	288		153
Cash and cash equivalents at the end of the period	$ 120		$ 111	230		288
Non cash supplement
Issuance of shares for past services (Note 6v)				200
Issuance of shares for past services						150
Non cash issuance costs						70
Exercise of warrants (Note 6bb)				$ 100

[1]	less than 1 thousand